Shareholder Report, Line Graph (Details) 197388_Roundhill Daily 2X Long Magnificent Seven ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Feb. 28, 2024	Dec. 31, 2025
Roundhill Daily 2X Long Magnificent Seven ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill Daily 2X Long Magnificent Seven ETF NAV
Accumulated Value	$ 18,303	$ 10,000	$ 23,497
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 11,222	$ 10,000	$ 13,749